Remuneration of key management personnel	12 Months Ended
Dec. 31, 2020
Remuneration of key management personnel
Remuneration of key management personnel

26.   Remuneration of key management personnel

The remuneration of the key management personnel, which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2020	2019	2018
	US$'000	US$'000	US$'000
Fixed remuneration	5,086	5,404	6,068
Variable remuneration	756	254	—
Contributions to pension plans and insurance policies	319	350	379
Share-based compensation	2,017	4,882	1,777
Termination benefits	1,886	1,147	2,284
Other remuneration	9	7	23
Total	10,073	12,044	10,531

During 2020, 2019 and 2018,  no loans and advances have been granted to key management personnel.